Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 4,305,404	R$ 6,340,760
Weighted average number of outstanding shares – in thousands	1,235,918	1,239,071
Average number of potential shares (stock options) - in thousands	3,033	3,171
Weighted average number of shares (diluted) – in thousands	1,238,951	1,242,242
Diluted earnings per common share – R$	R$ 3.47504	R$ 5.10429